BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Hyperinflationary reporting (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Retained earnings	£ 27,687		£ 27,847
Hyperinflationary reporting, effect on revenue in the period	7
Hyperinflationary reporting, effect on operating profit in the period	2
Net monetary gain arising from hyperinflationary economies	£ 3	£ 1